Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Ordinary Share (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Ordinary Share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding		22,500,000		22,376,712
Diluted net (loss) income per ordinary share		$ 0.04		$ 0.05
Class B Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Ordinary Share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	2,250,000	5,625,000	3,784,932	5,594,178
Diluted net (loss) income per ordinary share	$ (0.01)	$ 0.04	$ 0.22	$ 0.05
Redeemable [Member] | Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Ordinary Share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	2,201,547
Diluted net (loss) income per ordinary share	$ (0.01)
Non Redeemable [Member] | Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Ordinary Share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	3,375,000
Diluted net (loss) income per ordinary share	$ (0.01)